NEW CONSULTANT ACCUMULATOR VARIABLE UNIVERSAL LIFE

Issued by

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

Through

WILTON REASSURANCE LIFE CO OF NEW YORK

VARIABLE LIFE SEPARATE ACCOUNT A

Supplement dated March 13, 2026

to the

Updating Summary Prospectus dated May 1, 2025

This supplement amends certain disclosures contained in the above-mentioned prospectus offered by Wilton Reassurance Life Company of New York.

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Effective on or about April 24, 2026 the following portfolio is reorganized into a corresponding newly created series of Lincoln Variable Insurance Products Trust:

PRIOR PORTFOLIO NAME	NEW PORTFOLIO NAME

ClearBridge Variable Large Cap Value Portfolio – Class I	LVIP ClearBridge Large Cap Value Fund – Standard Class

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Please refer to your prospectus for detailed information about available investment options.

If you have any questions, please contact your financial professional or call us at (800) 262-1028.

Please keep this supplement together with your prospectus for future reference.